STOCK-BASED COMPENSATION - Stock Option Exercises, Acquisitions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award
Treasury stock, shares (in shares)	1,279,249,412	1,255,494,724
Additional stock options and RSU outstanding in connection with acquisitions (in shares)	600,000
Additional options outstanding, weighted-average exercise price (in dollars per share)	$ 33
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Total intrinsic value of options exercised	$ 20	$ 74	$ 323
Cash received from employees as a result of employee stock option exercises	33	119	364
Tax benefit from exercise of stock based awards	$ 7	$ 26	$ 107